Exploration Expense - Schedule of Exploration Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Exploration	$ 4,032	$ 3,853
Platosa [Member]
Statement Line Items [Line Items]
Exploration	1,037	2,965
Evolucion [Member]
Statement Line Items [Line Items]
Exploration	582	833
Silver City [Member]
Statement Line Items [Line Items]
Exploration	1,672	55
Kilgore [Member]
Statement Line Items [Line Items]
Exploration	$ 741